Earnings Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

Basic earnings per share available to common shareholders are based on the weighted average number of common shares outstanding during the period. Diluted earnings per share is calculated using the treasury stock method and includes the effect of all potential issuances of common shares under stock-based incentive compensation arrangements.

	Three Months Ended September 30, 2017			Nine Months Ended September 30, 2017
	Net Income	Shares	Per Share Amount	Net Income	Shares	Per Share Amount
Net income available for common stock — basic	$273	427,591,426	$0.64	$325	427,587,404	$0.76
Dilutive securities:
Stock-based incentive compensation plan	—	721,012	—	—	414,465	—

Net income available for common stock — diluted	$273	428,312,438	$0.64	$325	428,001,869	$0.76

Basic earnings per share available to common shareholders are based on the weighted average number of common shares outstanding during the period. Diluted earnings per share is calculated using the treasury stock method. Due to the net loss for the Successor period from October 3, 2016 through December 31, 2016, the application of the treasury stock method would be antidilutive and all shares of stock options and restricted stock units (see Note 19) were excluded from the calculation of diluted net loss available for common stock presented below.

	Successor
	Period from October 3, 2016 through December 31, 2016
	Net Loss	Shares	Per Share Amount
Net loss available for common stock — basic	$(163)	427,560,620	$(0.38)

Net loss available for common stock — diluted	$(163)	427,560,620	$(0.38)